Note 6 - Loans (Detail) - Allowance for Credit Losses and Recorded Investment in Financing Receivables (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 21,019	$ 21,431	$ 19,114
Provision for loan losses	7,690	13,337	13,344
Loans charged off	(8,432)	(14,922)	(11,963)
Recoveries	1,063	1,173	936
Ending balance	21,340	21,019	21,431
Ending balance: individually evaluated for impairment	3,486	31,319	5,500
Ending balance: collectively evaluated for impairment	17,854	952,590	15,931
Ending balance	963,762	983,909	1,031,620
Ending balance: individually evaluated for impairment	24,244	3,875	26,362
Ending balance: collectively evaluated for impairment	939,518	17,144	1,005,258
Commercial and Industrial [Member]
Beginning balance	2,485	3,024	3,640
Provision for loan losses	(104)	1,836	812
Loans charged off	(560)	(2,546)	(1,707)
Recoveries	75	171	279
Ending balance	1,896	2,485	3,024
Ending balance: individually evaluated for impairment	515	5,331	812
Ending balance: collectively evaluated for impairment	1,381	153,162	2,212
Ending balance	150,208	158,493	164,332
Ending balance: individually evaluated for impairment	3,677	253	1,972
Ending balance: collectively evaluated for impairment	146,531	2,232	162,360
Commercial Real Estate Portfolio Segment [Member]
Beginning balance	11,534	12,375	10,473
Provision for loan losses	4,033	6,611	8,222
Loans charged off	(4,440)	(7,973)	(6,366)
Recoveries	438	521	46
Ending balance	11,565	11,534	12,375
Ending balance: individually evaluated for impairment	2,971	25,988	4,688
Ending balance: collectively evaluated for impairment	8,594	456,732	7,687
Ending balance	472,618	482,720	509,285
Ending balance: individually evaluated for impairment	20,567	3,622	24,390
Ending balance: collectively evaluated for impairment	452,051	7,912	484,895
First Lien Residential Mortgage Loans [Member]
Beginning balance	5,393	3,960	2,502
Provision for loan losses	2,225	4,468	3,844
Loans charged off	(2,220)	(3,215)	(2,602)
Recoveries	258	180	216
Ending balance	5,656	5,393	3,960
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	5,656	211,397	3,960
Ending balance	214,379	211,397	203,765
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	214,379	5,393	203,765
Junior Lein Residential Mortgage Loans [Member]
Beginning balance	505	774	967
Provision for loan losses	535	6	(7)
Loans charged off	(485)	(275)	(186)
Recoveries	0	0	0
Ending balance	555	505	774
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	555	66,775	774
Ending balance	58,748	66,775	76,293
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	58,748	505	76,293
Consumer Portfolio Segment [Member]
Beginning balance	931	1,162	1,525
Provision for loan losses	309	381	344
Loans charged off	(727)	(913)	(1,102)
Recoveries	292	301	395
Ending balance	805	931	1,162
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	805	64,524	1,162
Ending balance	67,809	64,524	77,945
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	67,809	931	77,945
Unallocated Financing Receivables [Member]
Beginning balance	171	136	7
Provision for loan losses	692	35	129
Loans charged off	0	0	0
Recoveries	0	0	0
Ending balance	863	171	136
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	863	0	136
Ending balance	0	0	0
Ending balance: individually evaluated for impairment	0	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 171	$ 0